2. Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Unaudited Condensed Consolidated Financial Statements

Unaudited Condensed Consolidated Financial Statements

The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the SEC for condensed financial reporting. The condensed consolidated financial statements are unaudited and, in the Company’s opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of the Company’s condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive income (loss), condensed consolidated statements of shareholders’ deficit and condensed consolidated statements of cash flows for the periods presented. The results reported in these condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with regulations of the SEC. These condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019.

Significant Accounting Policies

Significant Accounting Policies

For a detailed discussion about the Company’s significant accounting policies, refer to Note 2 — “Summary of Significant Accounting Policies,” in the Company’s consolidated financial statements included in the Company’s 2019 Form 10-K. During the nine months ended September 30, 2020, there were no material changes made to the Company’s significant accounting policies.

Use of Estimates

Use of Estimates

In preparing condensed consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the condensed consolidated financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include estimated useful lives and potential impairment of long-lived assets and goodwill, inventory write offs, allowance for deferred tax assets, and allowance for bad debt.

Use of Estimates

In preparing consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the consolidated financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include estimated useful lives and potential impairment of long-lived assets and goodwill, inventory write offs, allowance for deferred tax assets, and allowance for bad debt.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These consolidated financial statements are presented in United States dollars and they include the accounts of urban-gro, Inc. and its wholly-owned subsidiaries. The financial results of Impact have been included in the Company’s consolidated financial statements from the date of acquisition on March 7, 2019 and all intercompany transactions have been eliminated.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standards setting bodies issue new accounting pronouncements. The FASB issues updates to new accounting pronouncements through the issuance of an Accounting Standards Update ("ASU"). Unless otherwise discussed, the Company believes that the impact of recently issued guidance, whether adopted or to be adopted in the future, is not expected to have a material impact on the Company’s financial statements upon adoption.

Functional and reporting currency and foreign currency translation

Functional and reporting currency and foreign currency translation

The functional and reporting currency of the Company and its subsidiaries is US dollars. All transactions in currencies other than US dollars are translated into US dollars on the date of the transaction. Any exchange gains and losses related to these transactions are recognized in the current period’s earnings as other income (expense).

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable, notes payable and other current assets and liabilities. We value our financial assets and liabilities using fair value measurements. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial instruments within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The hierarchy is prioritized into three levels (with Level 3 being the lowest) defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2: Observable inputs other than prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated with observable market data.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

The carrying amount of our cash and cash equivalents, accounts receivable, accounts payable, and other current assets and liabilities in our consolidated financial statements approximates fair value because of the short-term nature of the instruments. Investments in non-marketable equity securities are carried at cost less other-than-temporary impairments. The carrying amount of our notes payable and convertible debt at December 31, 2019 and December 31, 2018 approximates their fair values based on our incremental borrowing rates.

There have been no changes in Level 1, Level 2, and Level 3 categorizations and no changes in valuation techniques for these assets or liabilities for the years ended December 31, 2019 and 2018.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid short-term cash investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2019 and 2018, the Company did not maintain any cash equivalents. The Company maintains cash with financial institutions that may from time to time exceed federally-insured limits. The Company has not experienced any losses related to these balances and believes the risk to be minimal. There are no restricted or compensating cash balances as of December 31, 2019.

Accounts Receivable, Net

Accounts Receivable, Net

Trade accounts receivables are carried at the original invoiced amounts less an allowance for doubtful accounts. As of December 31, 2019 and 2018, the balance of allowance for doubtful accounts was $18,920. The allowances for doubtful accounts are calculated based on a detailed review of certain individual customer accounts and an estimation of the overall economic conditions affecting the Company's customer base. The Company reviews a customer's credit history before extending credit to the customer. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additions to the allowance would be required. A provision is made against accounts receivable to the extent they are considered unlikely to be collected. Occasionally the Company will write off bad debt directly to the bad debt expense account when the balance is determined to be uncollectable. Bad debt expense for the years ended December 31, 2019 and 2018 was $67,633 and $106,464, respectively.

Inventories

Inventories

Inventories, consisting entirely of finished goods, are stated at the lower of cost or net realizable value, with cost determined using the weighted average cost method. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of goods sold at the realization of change in value. Once written down, inventories are carried at this lower basis until sold or scrapped.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate. No impairment charges were recorded for the years ended December 31, 2019 and 2018.

The estimated useful lives for significant property and equipment categories are as follows:

Computer and Technology Equipment	3 years
Furniture and Equipment	5 years
Leasehold Improvements	Lease term
Vehicles	3 years
Other Equipment	3 or 5 years
Software	3 years

Operating Lease Right of Use Assets

Operating Lease Right of Use Assets

Operating lease right of use assets are stated at cost less accumulated depreciation, amortization and impairment. The Company has two operating leases with an imputed annual interest rate of 8%. The terms of the first lease are 24 months commencing on September 1, 2018 and ending on August 31, 2020. The terms of the second lease are 28 months commencing on September 1, 2019 and ending December 31, 2021. Operating lease right of use asset costs incurred in 2019 were $123,563.

Convertible Notes

Convertible Notes

The Company accounts for its convertible notes at issuance by allocating the proceeds received from a convertible note among freestanding instruments according to ASC 470, Debt, based upon their relative fair values. The fair value of debt and common stock is determined based on the closing price of the common stock on the date of the transaction, and the fair value of warrants, if any, is determined using the Black-Scholes option-pricing model. Convertible notes are subsequently carried at amortized cost. The fair value of the warrants is recorded as additional paid-in capital, with a corresponding as a debt discount from the face amount of the convertible note. Each convertible note is analyzed for the existence of a beneficial conversion feature (“BCF”), defined as the fair value of the common stock at the commitment date for the convertible note, less the effective conversion price. Beneficial conversion features are recognized at their intrinsic value, and recorded as an increase to additional paid-in capital, with a corresponding reduction in the carrying amount of the convertible note (as a debt discount from the face amount of the convertible note). The discounts on the convertible notes, consisting of amounts ascribed to warrants and beneficial conversion features, are amortized to interest expense, using the effective interest method, over the terms of the related convertible notes. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

Intangible Assets

Intangible Assets

The Company’s intangible assets, consisting of legal fees for application of patents and trademarks and license fees paid for inspection services, are recorded at cost. Patents and trademarks, once approved, will be amortized using the straight-line method over an estimated life, generally 5 years for patents and 10 to 20 years for trademarks. License fees are amortized over 10 years. Intangible assets are included in “other assets” on the balance sheets. The net balance of intangible assets for December 31, 2019 and 2018 was $86,151 and $63,755, respectively. Amortization expense totaled $1,879 and $974 for the years ended December 31, 2019 and 2018, respectively.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment annually as of December 31st and at any time when events or circumstances suggest impairment may have occurred.

The testing for impairment consists of a comparison of the fair value of with its carrying amount. If the carrying amount of the reporting unit, including goodwill, exceeds the fair value, an impairment will be recognized equal to the difference between the carrying value of the reporting unit goodwill and the implied fair value of the goodwill. In testing goodwill for impairment, we determine the estimated fair value of our reporting units based upon a discounted future cash flow analysis. Goodwill is our only indefinite-lived intangible asset. Definite-lived intangible assets are amortized using the straight line method over the shorter of their contractual term or estimated useful lives.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates potential impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment will be recognized as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Investments

Investments

Investments without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for at cost with adjustments for observable changes in prices or impairments.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which requires that five basic steps be followed to recognize revenue: (1) a legally enforceable contract that meets criterial standards as to composition and substance is identified; (2) performance obligations relating to provision of goods or services to the customer are identified; (3) the transaction price, with consideration given to any variable, noncash, or other relevant consideration, is determined; (4) the transaction price is allocated to the performance obligations; and (5) revenue is recognized when control of goods or services is transferred to the customer with consideration given to whether that control happens over time or not. Determination of criteria (3) and (4) are based on our management's judgments regarding the fixed nature of the selling prices of the services and products delivered and the collectability of those amounts.

Our service and product revenues arise from contracts with customers. Service revenues include full facility programming, engineering and design services, start-up commissioning services, facility optimization services and IPM planning and strategy services. Product revenues include an integrated suite of select cultivation equipment systems and crop management products. We enter into separate contracts for the service and product revenues we provide to our customers so to clarify our obligations under the terms of the contracts. New contracts are entered into if the services to be performed or products to be delivered need to be modified. Service revenues are satisfied when services are rendered or completed in accordance with the terms of the contract. Product revenues are satisfied when control of the products is transferred to the customer.

Revenues for services and products for the year ended December 31, 2019 were $3,167,237 and 21,022,566, respectively. Revenues for services and products for the year ended December 31, 2018 were $928,063 and $19,122,713, respectively.

Customer Deposits

Customer Deposits

The Company’s policy is to collect deposits from customers at the beginning of the contract. The customer payments received are recorded as a customer deposit liability on the balance sheet. When the contract is complete and meets all the criteria for revenue recognition, the customer is billed for the entire contract amount and the deposit is recorded against the customer’s receivable balance. In certain situations when the customer has paid the deposit and services have been performed but the customer chooses not to proceed with the contract, the Company may keep the deposit and recognize revenue. Of the outstanding customer deposit balance of $3,298,609 at December 31, 2018, $2,678,565 was recognized as revenue in the year ended December 31, 2019. At December 31, 2017, the entire customer deposit balance of $3,151,250 was recognized as revenue in the year ended December 31, 2018.

Cost of Revenue

Cost of Revenue

The Company’s policy is to recognize cost of revenues in the same manner as, and in conjunction with, revenue recognition. The Company’s cost of revenues includes the costs directly attributable to revenue recognized and includes expenses related to the purchasing of products and providing services, fees for third-party commissions and shipping costs. Total shipping costs included in the cost of goods sold for the years ended December 31, 2019 and 2018 was $679,911 and $490,526, respectively.

Advertising Costs

Advertising Costs

The Company expenses advertisings costs in the periods the costs are incurred. Prepayments made under contracts are included in prepaid expenses and expensed when the advertisement is run. Total advertising expense incurred for the years ended December 31, 2019 and 2018 was $159,728 and $153,878, respectively.

Warrants

Warrants

The Company accounts for its warrants issued in accordance with the GAAP accounting guidance under ASC 480, “Distinguishing Liabilities from Equity”. The Company estimated the fair value of these warrants at the respective balance sheet dates using the Black-Scholes option pricing based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term, risk-free interest rate, and expected volatility of the price of the underlying common stock. There is a moderate degree of subjectivity involved when using option pricing models to estimate the warrants and the assumptions used in the Black-Scholes option-pricing model are moderately judgmental.

Stock-Based Compensation

Stock-Based Compensation

The Company periodically issue shares of its common stock to employees and consultants in non-capital raising transactions for fees and services.

The Company accounts for stock issued to non-employees with the value of the stock compensation based upon the measurement date as determined at the grant date of the award.

The Company accounts for stock grants issued and vesting to employees with the award being measured at its fair value at the date of grant and amortized ratably over the vesting period. The Company also estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from its estimates.

Income Taxes

Income Taxes

The Company files income federal tax returns in the United States and Canada and state and local tax return in applicable jurisdictions. Provisions for current income tax liabilities, if any, would be calculated and accrued on income and expense amounts expected to be included in the income tax returns for the current year. Income taxes reported in earnings, if any, would also include deferred income tax provisions.

Deferred income tax assets and liabilities, if any, would be computed on differences between the financial statement bases of assets and liabilities at the enacted tax rates. Changes in deferred income tax assets and liabilities would be included as a component of income tax expense. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates would be charged or credited to income tax expense in the period of enactment. Valuation allowances would be established for certain deferred tax assets when realization is not likely.

Assets and liabilities would be established for uncertain tax positions taken or positions expected to be taken in income tax returns when such positions, in the judgement of the Company, do not meet a more-likely-than-not threshold based on the technical merits of the positions. Valuation allowances would be established for certain deferred tax assets when realization is not likely.

Loss Per Share

Loss Per Share

The Company computes net loss per share by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share would be computed by dividing net loss by the weighted-average of all potentially dilutive shares of common stock that were outstanding during the periods presented. The diluted earnings per share calculation is not presented as it results in an anti-dilutive calculation of net loss per share.

The treasury stock method would be used to calculate diluted earnings per share for potentially dilutive stock options and share purchase warrants. This method assumes that any proceeds received from the exercise of in-the-money stock options and share purchase warrants would be used to purchase common shares at the average market price for the period.

Reclassification	Reclassification Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Recently Adopted Accounting Pronoucements

Recently Issued Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standards setting bodies issue new accounting pronouncements. The FASB issues updates to new accounting pronouncements through the issuance of an Accounting Standards Update ("ASU"). Unless otherwise discussed, the Company believes that the impact of recently issued guidance, whether adopted or to be adopted in the future, is not expected to have a material impact on the Company’s financial statements upon adoption.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued an Accounting Standards Update (“ASU”) amending the accounting for leases. The new guidance requires the recognition of lease assets and liabilities for operating leases with terms of more than 12 months, in addition to those currently recorded, on the Company’s consolidated balance sheets. Presentation of leases within the consolidated statements of operations and comprehensive loss and consolidated cash flows will be generally consistent with the prior lease accounting guidance. The ASU was effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the ASU effective January 1, 2019 under the modified retrospective method with respect to lease contracts in effect as of the adoption date. The adoption of the ASU increased our assets and liabilities by $326,095 in 2019 due to the recognition of right of use assets and lease liabilities with respect to operating leases.